Statement of cash flows, additional disclosures (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other disclosures on cash flows [line items]
Net book value of disposed assets	R$ 291,703	R$ 118,414	R$ 96,664
Net Book Value of Disposed Leases	(34,473)	(4,623)	(21,225)
Adjustments for impairment loss recognised in profit or loss on property, equipment and intangible assets	9,472	(29,365)	(66,200)
Software business goodwill impairment loss classified as Proceeds from the disposal of non-current assets	157,991	0	0
Disposal of corporate assets	(41,865)	0	0
Outstanding balance	(46,259)	(23,504)	(10,470)
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	2	1,746	536
Linked [Member]
Other disclosures on cash flows [line items]
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	0	(59,176)	0
SimplesVet
Other disclosures on cash flows [line items]
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	(20,585)	0	0
Cappta S.A.
Other disclosures on cash flows [line items]
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	R$ 0	R$ 0	R$ (1,767)